HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Liabilities	$ 3,568	$ 55,813
Forward contracts
Disclosure of financial liabilities [line items]
Liabilities	1,553	33,160
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	1,416	624
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities	137	32,536
Swap
Disclosure of financial liabilities [line items]
Liabilities	2,015	22,653
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Liabilities	$ 2,015	$ 22,653